Discontinued Operations - Operating Results of the Discontinued Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 2,482	$ 43,913
Expenses / (income), net:
Voyage expenses	35	988
Vessel operating expenses	1,065	11,121
Vessel operating expenses - related party	90	1,635
Vessel depreciation and amortization	0	8,765
Gain on sale of vessels	(46,213)	(31,602)
Operating income, net	47,505	53,006
Other income / (expense), net:
Interest expense and finance cost (including $152 to related party, for the six-month period ended June 30, 2024)	(1)	(2,977)
Other income, net	242	126
Total other income / (expense), net	241	(2,851)
Net income from discontinued operations (Note 3)	$ 47,746	$ 50,155